Kingsbarn Tactical Bond ETF
Schedule of Investments
August 31, 2024 (unaudited)

		Shares	Value
93.17%	EXCHANGE TRADED FUND
19.87%	INVESTMENT GRADE CORPORATE BONDS
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$233,541

19.85%	MORTGAGE BACKED BONDS
	iShares MBS ETF	2,450	233,338

53.45%	TREASURY BONDS
	iShares 0-3 Month Treasury Bond ETF	2,266	228,277
	iShares 7-10 Year Treasury Bond ETF	2,356	228,697
	iShares TIPS Bond ETF	1,572	171,144
			628,117

93.17%	TOTAL EXCHANGE TRADED FUND		1,094,996

93.17%	TOTAL INVESTMENTS		1,094,996

6.83%	Other assets net of liabilities		80,274
100.00%	NET ASSETS		$1,175,270

Kingsbarn Tactical Bond ETF
Schedule of Futures Contracts
August 31, 2024 (unaudited)

Number of Contracts	Description	Expiration Date	Notional Value	Value	Gain (Loss)
7	US 10YR NOTE FUT DEC24	12/26/2024	$797,269	$171,144	$(2,331)

14.56%	TOTAL FUTURES CONRACTS		$797,269	$171,144	$(2,331)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE TRADED FUND	$1,094,996			$1,094,996
TOTAL INVESTMENTS	$1,094,996			$1,094,996

The cost of investments for Federal income tax purposes has been estimated a/o August 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,091,386, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,535
Gross unrealized depreciation	(14,925)
Net unrealized appreciation	$3,610